Inventories (Tables)	12 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of June 30,
	2024	2023
	US$	US$
Raw materials	$524,470	$439,157
Finished goods	1,125,824	1,037,427
Work in progress	100,074	70,033
Balance at end of the year	$1,750,369	$1,546,617